Property, plant and equipment - Disclosure of reconciliation of property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	€ 2,666	€ 878
Property, plant and equipment including right-of-use assets at end of period	2,090	2,666	€ 878
Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,666	878	1,592
Property, plant and equipment including right-of-use assets at end of period	2,090	2,666	878
ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,950	501	1,270
Property, plant and equipment including right-of-use assets at end of period	1,563	1,950	501
BUILDINGS | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,205	509	1,359
Property, plant and equipment including right-of-use assets at end of period	1,706	2,205	509
EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	94	126	59
Property, plant and equipment including right-of-use assets at end of period	59	94	126
FURNITURE AND COMPUTER EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	366	242	175
Property, plant and equipment including right-of-use assets at end of period	325	366	242
GROSS VALUES | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	4,029	2,366	2,400
Acquisition	559	2,870	614
Disposal	(252)	(1,229)	(649)
Effect of the change in foreign currency exchange rates	(62)	22
Property, plant and equipment including right-of-use assets at end of period	4,274	4,029	2,366
GROSS VALUES | ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,526	1,262	1,561
Acquisition	424	2,217	350
Disposal	(34)	(975)	(649)
Effect of the change in foreign currency exchange rates	(50)	22
Property, plant and equipment including right-of-use assets at end of period	2,865	2,526	1,262
GROSS VALUES | BUILDINGS | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,818	1,346	1,618
Acquisition	436	2,578	350
Disposal	0	(1,110)	(622)
Effect of the change in foreign currency exchange rates	(50)	4
Property, plant and equipment including right-of-use assets at end of period	3,204	2,818	1,346
GROSS VALUES | EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	513	513	436
Acquisition	0	0	103
Disposal	(49)	0	(27)
Effect of the change in foreign currency exchange rates	0	0
Property, plant and equipment including right-of-use assets at end of period	463	513	513
GROSS VALUES | FURNITURE AND COMPUTER EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	698	507	346
Acquisition	123	292	161
Disposal	(203)	(119)	0
Effect of the change in foreign currency exchange rates	(12)	17
Property, plant and equipment including right-of-use assets at end of period	607	698	507
DEPRECIATION | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(1,363)	(1,488)	(808)
Increase	(1,095)	(1,089)	(707)
Disposal	252	1,215	27
Effect of the change in foreign currency exchange rates	22
Property, plant and equipment including right-of-use assets at end of period	(2,184)	(1,363)	(1,488)
DEPRECIATION | ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(575)	(761)	(290)
Increase	(797)	(788)	(498)
Disposal	53	975	27
Effect of the change in foreign currency exchange rates	17
Property, plant and equipment including right-of-use assets at end of period	(1,302)	(575)	(761)
DEPRECIATION | BUILDINGS | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(613)	(837)	(259)
Increase	(903)	(886)	(578)
Disposal	0	1,111	0
Effect of the change in foreign currency exchange rates	17
Property, plant and equipment including right-of-use assets at end of period	(1,498)	(613)	(837)
DEPRECIATION | EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(419)	(387)	(378)
Increase	(35)	(32)	(36)
Disposal	49	0	27
Effect of the change in foreign currency exchange rates	0
Property, plant and equipment including right-of-use assets at end of period	(404)	(419)	(387)
DEPRECIATION | FURNITURE AND COMPUTER EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(332)	(265)	(171)
Increase	(158)	(171)	(94)
Disposal	203	104	0
Effect of the change in foreign currency exchange rates	5
Property, plant and equipment including right-of-use assets at end of period	€ (281)	€ (332)	€ (265)